UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS – 65.5%
	BASIC MATERIALS – 2.7%
$1,553,000	Aceto Corp. 2.000%, 11/1/2020[1,2]	$1,448,173
575,000	Allegheny Technologies, Inc. 4.750%, 7/1/2022[1]	609,500
2,710,000	B2Gold Corp. 3.250%, 10/1/2018[1,3,4]	2,584,662
1,499,000	Detour Gold Corp. 5.500%, 11/30/2017[1,3]	1,548,654
1,240,000	Silver Standard Resources, Inc. 2.875%, 2/1/2033[1,2,3,5]	1,185,750
		7,376,739
	COMMUNICATIONS – 8.1%
3,123,000	51job, Inc. 3.250%, 4/15/2019[1,3,4]	3,201,075
2,892,000	Blucora, Inc. 4.250%, 4/1/2019[1,4,5]	2,675,100
3,188,000	FireEye, Inc. 1.000%, 6/1/2035[1,5]	2,907,057
2,118,000	Global Eagle Entertainment, Inc. 2.750%, 2/15/2035[1,4,5]	1,564,673
1,172,000	Harmonic, Inc. 4.000%, 12/1/2020[1,2]	911,963
3,434,000	Liberty Interactive LLC 3.500%, 1/15/2031[1,5]	1,781,387
1,735,000	LinkedIn Corp. 0.500%, 11/1/2019[1]	1,720,903
2,917,000	Pandora Media, Inc. 1.750%, 12/1/2020[1,2]	2,922,469
1,668,000	Twitter, Inc. 1.000%, 9/15/2021[1]	1,492,860
1,236,000	WebMD Health Corp. 2.625%, 6/15/2023[1,2]	1,212,053
2,102,000	Yandex N.V. 1.125%, 12/15/2018[1,3]	1,969,311
		22,358,851
	CONSUMER, CYCLICAL – 4.1%
1,699,000	GNC Holdings, Inc. 1.500%, 8/15/2020[1,2]	1,413,356
1,863,000	Meritage Homes Corp. 1.875%, 9/15/2032[1,4,5]	1,861,836
1,712,000	Meritor, Inc. 7.875%, 3/1/2026[1,5]	1,930,280

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$1,854,000	Restoration Hardware Holdings, Inc. 0.000%, 7/15/2020[1,2]	$1,399,770
3,567,000	Tesla Motors, Inc. 1.250%, 3/1/2021[1,4]	2,949,463
1,471,000	Wabash National Corp. 3.375%, 5/1/2018[1,4]	1,841,508
		11,396,213
	CONSUMER, NON-CYCLICAL – 17.0%
2,855,000	Acorda Therapeutics, Inc. 1.750%, 6/15/2021[1,4]	2,508,831
1,946,000	Albany Molecular Research, Inc. 2.250%, 11/15/2018[1,4]	2,003,164
1,142,000	AMAG Pharmaceuticals, Inc. 2.500%, 2/15/2019[1]	1,263,338
2,887,000	Cepheid 1.250%, 2/1/2021[1]	2,517,103
1,512,000	Emergent BioSolutions, Inc. 2.875%, 1/15/2021[1]	1,718,955
2,662,000	Endologix, Inc. 3.250%, 11/1/2020[1]	3,475,574
2,551,000	Huron Consulting Group, Inc. 1.250%, 10/1/2019[1]	2,603,614
2,021,000	Impax Laboratories, Inc. 2.000%, 6/15/2022[1,2]	1,775,954
1,693,000	Insulet Corp. 2.000%, 6/15/2019[1,5]	1,612,582
2,271,000	Ionis Pharmaceuticals, Inc. 1.000%, 11/15/2021[1]	1,610,991
2,797,000	Ironwood Pharmaceuticals, Inc. 2.250%, 6/15/2022[1]	2,879,162
	Medicines Co.
862,000	2.500%, 1/15/2022[1,4]	1,019,854
1,861,000	2.750%, 7/15/2023[1,2]	1,793,539
1,840,000	Monster Worldwide, Inc. 3.500%, 10/15/2019[1,4]	1,595,050
2,604,000	Novavax, Inc. 3.750%, 2/1/2023[1,2]	3,321,727
3,237,000	Quidel Corp. 3.250%, 12/15/2020[1,4]	3,014,456
2,665,000	ServiceSource International, Inc. 1.500%, 8/1/2018[1]	2,388,506
1,978,000	Spectranetics Corp. 2.625%, 6/1/2034[1,5]	1,755,475

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$3,279,000	Spectrum Pharmaceuticals, Inc. 2.750%, 12/15/2018[1,4]	$3,043,322
1,561,000	Teligent, Inc. 3.750%, 12/15/2019[1]	1,395,144
4,030,000	Wright Medical Group, Inc. 2.000%, 2/15/2020[1]	3,702,562
		46,998,903
	ENERGY – 5.4%
1,788,000	Canadian Solar, Inc. 4.250%, 2/15/2019[1,3]	1,538,798
7,034,000	Cheniere Energy, Inc. 4.250%, 3/15/2045[1,4,5]	4,009,380
1,521,000	Helix Energy Solutions Group, Inc. 3.250%, 3/15/2032[1,5]	1,355,591
1,237,000	Renewable Energy Group, Inc. 4.000%, 6/15/2036[1,2,5]	1,224,630
4,187,000	SEACOR Holdings, Inc. 3.000%, 11/15/2028[1,4,5]	3,370,535
3,164,000	Weatherford International Ltd. 5.875%, 7/1/2021[1,3]	3,446,782
		14,945,716
	FINANCIAL – 15.8%
2,656,000	American Residential Properties OP LP 3.250%, 11/15/2018[1,2,4]	3,212,100
2,711,000	Apollo Commercial Real Estate Finance, Inc. 5.500%, 3/15/2019[1]	2,765,234
3,253,000	Colony Starwood Homes 3.000%, 7/1/2019[1,4]	3,602,698
	Encore Capital Group, Inc.
2,002,000	3.000%, 7/1/2020[1,4]	1,557,806
2,857,000	2.875%, 3/15/2021[1]	2,032,041
3,222,000	Forestar Group, Inc. 3.750%, 3/1/2020[1]	2,970,281
3,481,000	IAS Operating Partnership LP 5.000%, 3/15/2018[1,2,4]	3,402,678
5,678,000	MGIC Investment Corp. 9.000%, 4/1/2063[1,2]	6,394,848
4,170,000	Pennymac Corp. 5.375%, 5/1/2020[1,4]	3,932,831
3,315,000	PRA Group, Inc. 3.000%, 8/1/2020[1]	2,600,203
4,251,000	RAIT Financial Trust 4.000%, 10/1/2033[1,4,5]	3,825,900

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	FINANCIAL (Continued)
$3,744,000	Redwood Trust, Inc. 4.625%, 4/15/2018[1,4]	$3,718,260
1,650,000	Resource Capital Corp. 8.000%, 1/15/2020[1,4]	1,618,031
1,950,000	TCP Capital Corp. 5.250%, 12/15/2019[1,4]	2,012,156
		43,645,067
	INDUSTRIAL – 6.4%
2,149,000	Aegean Marine Petroleum Network, Inc. 4.000%, 11/1/2018[1,3,4]	1,697,710
	Cemex S.A.B. de C.V.
2,602,000	3.750%, 3/15/2018[1,3]	2,683,313
1,157,000	3.720%, 3/15/2020[1,3]	1,083,964
2,296,000	Chart Industries, Inc. 2.000%, 8/1/2018[1]	2,148,195
1,134,000	Echo Global Logistics, Inc. 2.500%, 5/1/2020[1]	1,076,591
1,801,000	Fluidigm Corp. 2.750%, 2/1/2034[1,5]	1,098,610
2,770,000	General Cable Corp. 4.500%, 11/15/2029[1,4,6]	1,597,944
1,236,000	Knowles Corp. 3.250%, 11/1/2021[1,2]	1,265,355
2,791,000	SunPower Corp. 4.000%, 1/15/2023[1,2]	2,470,035
2,427,000	TTM Technologies, Inc. 1.750%, 12/15/2020[1]	2,417,899
		17,539,616
	TECHNOLOGY – 5.4%
1,453,000	Bottomline Technologies de, Inc. 1.500%, 12/1/2017[1]	1,466,622
1,865,000	CSG Systems International, Inc. 4.250%, 3/15/2036[1,2,5]	1,972,237
3,495,000	Envestnet, Inc. 1.750%, 12/15/2019[1]	3,162,975
2,779,000	Interactive Intelligence Group, Inc. 1.250%, 6/1/2020[1]	2,638,313
1,154,000	j2 Global, Inc. 3.250%, 6/15/2029[1,5]	1,299,693
1,928,000	Nuance Communications, Inc. 1.000%, 12/15/2035[1,2,5]	1,703,870
1,219,000	Proofpoint, Inc. 1.250%, 12/15/2018[1]	2,042,587

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	TECHNOLOGY (Continued)
$622,000	Unisys Corp. 5.500%, 3/1/2021[1,2]	$629,775
		14,916,072
	UTILITIES – 0.6%
2,337,000	EnerNOC, Inc. 2.250%, 8/15/2019[1]	1,688,482

	TOTAL BONDS (Cost $189,228,036)	180,865,659

Number of Shares

	PREFERRED STOCKS – 24.7%
	BASIC MATERIALS – 0.9%
3,472	A Schulman, Inc. 6.000%, 12/31/2049[1]	2,406,747

	COMMUNICATIONS – 3.5%
77,018	Frontier Communications Corp. 11.125%, 6/29/2018[1,4]	7,279,741
7,351	Iridium Communications, Inc. 6.750%, 12/31/2049[1,4]	2,389,737
		9,669,478
	CONSUMER, NON-CYCLICAL – 7.0%
8,024	Allergan PLC 5.500%, 3/1/2018[1,3,4]	6,685,597
65,325	Anthem, Inc. 5.250%, 5/1/2018[1]	2,919,374
37,440	Bunge Ltd. 4.875%, 12/31/2049[1,3,4]	3,493,152
2,611	Teva Pharmaceutical Industries Ltd. 7.000%, 12/15/2018[1,3]	2,182,143
3,148	Universal Corp. 6.750%, 12/31/2049[1,5]	4,060,920
		19,341,186
	ENERGY – 3.1%
1,353	Chesapeake Energy Corp. 5.750%, 12/31/2049[1]	372,075
88,845	McDermott International, Inc. 6.250%, 4/1/2017[1,3,4]	1,566,337
72,396	Southwestern Energy Co. 6.250%, 1/15/2018[1]	2,175,862

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	ENERGY (Continued)
98,528	WPX Energy, Inc. 6.250%, 7/31/2018[1]	$4,568,743
		8,683,017
	FINANCIAL – 9.7%
42,843	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/2049[1]	1,462,874
27,434	AMG Capital Trust II 5.150%, 10/15/2037[1]	1,505,441
3,392	Bank of America Corp. 7.250%, 12/31/2049[1]	4,058,528
2,330	Cowen Group, Inc. 5.625%, 12/31/2049[1,4]	1,483,628
61,494	iStar Financial, Inc. 4.500%, 12/31/2049[1,4,5]	2,800,437
29,256	KeyCorp 7.750%, 12/31/2049[1]	3,912,990
30,974	Mandatory Exchangeable Trust 5.750%, 6/1/2019[1,2]	3,166,627
2,865	Wells Fargo & Co. 7.500%, 12/31/2049[1]	3,713,326
30,578	Welltower, Inc. 6.500%, 12/31/2049[1]	2,071,048
1,971	Wintrust Financial Corp. 5.000%, 12/31/2049[1,4]	2,589,894
		26,764,793
	INDUSTRIAL – 0.5%
16,967	Stericycle, Inc. 5.250%, 9/15/2018[1]	1,410,467

	TOTAL PREFERRED STOCKS (Cost $69,192,038)	68,275,688

Number of Contracts

PURCHASED OPTIONS CONTRACTS – 0.3%
PUT OPTIONS – 0.3%
EQUITY – 0.3%
iShares iBoxx $High Yield Corporate Bond ETF
3,926	Exercise Price: $78.00, Expiration Date: December 16, 2016	573,196

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	SPDR S&P Oil & Gas Exploration & Production ETF
1,279	Exercise Price: $31.00, Expiration Date: September 16, 2016	$130,458
		703,654
	TOTAL PUT OPTIONS (Cost $919,411)	703,654

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $919,411)	703,654

Number of Shares

	SHORT-TERM INVESTMENTS – 1.2%
3,322,397	Fidelity Institutional Money Market Funds - Treasury Portfolio - Class I, 0.199%[4]	3,322,397

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,322,397)	3,322,397

	TOTAL INVESTMENTS – 91.7% (Cost $262,661,882)	253,167,398
	Other Assets in Excess of Liabilities – 8.3%	23,037,621

	TOTAL NET ASSETS – 100.0%	$276,205,019

	SECURITIES SOLD SHORT – (32.9)%
	COMMON STOCKS – (32.9)%
	BASIC MATERIALS – (1.1)%
(49,703)	A. Schulman, Inc.	(1,213,747)
(28,054)	Aceto Corp.	(614,102)
(28,176)	Allegheny Technologies, Inc.	(359,244)
(220,809)	B2Gold Corp.*3	(554,231)
(1,536)	Detour Gold Corp.*	(38,424)
(27,900)	Silver Standard Resources, Inc.*3	(362,421)
		(3,142,169)
	COMMUNICATIONS – (5.3)%
(28,522)	51job, Inc. - ADR*	(835,980)
(29,213)	Alibaba Group Holding Ltd. - ADR*	(2,323,310)
(27,348)	Blucora, Inc.*	(283,325)
(7,889)	FireEye, Inc.*	(129,932)
(1,232,187)	Frontier Communications Corp.	(6,087,004)
(54,079)	Global Eagle Entertainment, Inc.*	(359,084)
(114,228)	Harmonic, Inc.*	(325,550)
(214,332)	Iridium Communications, Inc.*	(1,903,268)
(983)	LinkedIn Corp. - Class A*	(186,033)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(3,663)	Motorola Solutions, Inc.	$(241,648)
(102,695)	Pandora Media, Inc.*	(1,278,553)
(3,203)	Twitter, Inc.*	(54,163)
(7,106)	WebMD Health Corp.*	(412,929)
(6,861)	Yandex N.V. - Class A*3	(149,913)
		(14,570,692)
	CONSUMER, CYCLICAL – (1.2)%
(7,460)	GNC Holdings, Inc. - Class A	(181,203)
(6,487)	Meritage Homes Corp.*	(243,522)
(81,317)	Meritor, Inc.*	(585,482)
(4,527)	Restoration Hardware Holdings, Inc.*	(129,834)
(4,573)	Tesla Motors, Inc.*	(970,757)
(86,714)	Wabash National Corp.*	(1,101,268)
		(3,212,066)
	CONSUMER, NON-CYCLICAL – (11.4)%
(36,895)	Acorda Therapeutics, Inc.*	(941,007)
(79,699)	Albany Molecular Research, Inc.*	(1,071,155)
(20,045)	Allergan PLC*3	(4,632,199)
(26,969)	AMAG Pharmaceuticals, Inc.*	(645,099)
(12,902)	Anthem, Inc.	(1,694,549)
(26,790)	Bunge Ltd.[3]	(1,584,629)
(18,535)	Cepheid, Inc.*	(569,951)
(32,219)	Emergent BioSolutions, Inc.*	(905,998)
(189,930)	Endologix, Inc.*	(2,366,528)
(15,427)	Huron Consulting Group, Inc.*	(932,099)
(16,270)	Impax Laboratories, Inc.*	(468,901)
(13,826)	Insulet Corp.*	(418,098)
(17,005)	Ionis Pharmaceuticals, Inc.*	(396,047)
(125,257)	Ironwood Pharmaceuticals, Inc.*	(1,637,735)
(43,076)	Medicines Co.*	(1,448,646)
(165,915)	Monster Worldwide, Inc.*	(396,537)
(301,636)	Novavax, Inc.*	(2,192,894)
(45,440)	Quidel Corp.*	(811,558)
(16,547)	ServiceSource International, Inc.*	(66,684)
(37,233)	Spectranetics Corp.*	(696,629)
(152,653)	Spectrum Pharmaceuticals, Inc.*	(1,002,930)
(70,440)	Teligent, Inc.*	(502,942)
(29,852)	Teva Pharmaceutical Industries Ltd. - ADR	(1,499,466)
(59,643)	Universal Corp.	(3,443,787)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(60,327)	Wright Medical Group, Inc.*3	$(1,047,880)
		(31,373,948)
	ENERGY – (4.2)%
(15,195)	Canadian Solar, Inc.*3	(229,748)
(32,962)	Cheniere Energy, Inc.*	(1,237,723)
(53,759)	Chesapeake Energy Corp.*	(230,089)
(14,252)	Helix Energy Solutions Group, Inc.*	(96,344)
(291,737)	McDermott International, Inc.*3	(1,441,181)
(80,368)	Renewable Energy Group, Inc.*	(709,649)
(8,901)	SEACOR Holdings, Inc.*	(515,813)
(139,347)	Southwestern Energy Co.*	(1,752,985)
(293,493)	Weatherford International PLC*3	(1,628,886)
(418,631)	WPX Energy, Inc.*	(3,897,455)
		(11,739,873)
	FINANCIAL – (5.1)%
(2,306)	Affiliated Managers Group, Inc.*	(324,615)
(5,313)	Alexandria Real Estate Equities, Inc. - REIT	(550,002)
(94,981)	American Homes 4 Rent - REIT	(1,945,211)
(673)	Apollo Commercial Real Estate Finance, Inc. - REIT	(10,815)
(2,822)	Bank of America Corp.	(37,448)
(60,673)	Colony Starwood Homes - REIT	(1,845,673)
(298,672)	Cowen Group, Inc. - Class A*	(884,069)
(42,823)	Encore Capital Group, Inc.*	(1,007,625)
(43,445)	Forestar Group, Inc.*	(516,561)
(355)	Invesco Mortgage Capital, Inc. - REIT	(4,860)
(212,206)	iStar Financial, Inc. - REIT*	(2,035,055)
(30,639)	KeyCorp	(338,561)
(63,083)	MGIC Investment Corp.*	(375,344)
(3,413)	PennyMac Mortgage Investment Trust - REIT	(55,393)
(19,986)	PRA Group, Inc.*	(482,462)
(9,013)	RAIT Financial Trust - REIT	(28,211)
(1,670)	Redwood Trust, Inc. - REIT	(23,063)
(339)	Resource Capital Corp. - REIT	(4,359)
(685)	TCP Capital Corp.	(10,467)
(19,876)	Welltower, Inc.	(1,513,955)
(38,759)	Wintrust Financial Corp.	(1,976,709)
		(13,970,458)
	INDUSTRIAL – (2.3)%
(67,917)	Aegean Marine Petroleum Network, Inc.[3]	(373,543)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
(156,476)	Cemex S.A.B. de C.V. - ADR*	$(965,457)
(6,652)	Chart Industries, Inc.*	(160,513)
(13,904)	Echo Global Logistics, Inc.*	(311,728)
(15,112)	Fluidigm Corp.*	(136,461)
(69,116)	General Cable Corp.	(878,464)
(46,273)	Knowles Corp.*	(633,015)
(8,964)	Stericycle, Inc.*	(933,332)
(58,222)	SunPower Corp.*	(901,859)
(159,676)	TTM Technologies, Inc.*	(1,202,360)
		(6,496,732)
	TECHNOLOGY – (2.2)%
(15,978)	Bottomline Technologies de, Inc.*	(344,006)
(15,744)	CSG Systems International, Inc.	(634,641)
(21,108)	Envestnet, Inc.*	(703,108)
(25,863)	Interactive Intelligence Group, Inc.*	(1,060,124)
(11,136)	j2 Global, Inc.	(703,461)
(38,253)	Nuance Communications, Inc.*	(597,894)
(26,264)	Proofpoint, Inc.*	(1,656,996)
(45,049)	Unisys Corp.*	(327,957)
		(6,028,187)
	UTILITIES – (0.1)%
(36,332)	EnerNOC, Inc.*	(229,618)

	TOTAL SECURITIES SOLD SHORT (Proceeds $99,034,412)	$(90,763,743)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	PUT OPTIONS – (0.1)%
	EQUITY – (0.1)%
	iShares iBoxx $High Yield Corporate Bond ETF
(3,926)	Exercise Price: $71.00, Expiration Date: December 16, 2016	(219,856)
	SPDR S&P Oil & Gas Exploration & Production ETF
(1,279)	Exercise Price: $26.00, Expiration Date: September 16, 2016	(37,730)
		(257,586)
	TOTAL PUT OPTIONS (Proceeds $259,471)	(257,586)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $259,471)	$(257,586)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Convertible security.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $42,826,909.

[3]	Foreign security denominated in U.S. Dollars.
[4]	All or a portion of this security is segregated as collateral for securities sold short.
[5]	Callable.
[6]	Variable, floating or step rate security.

See accompanying Notes to Schedule of Investments.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Note 1 – Organization
Palmer Square SSI Alternative Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income and absolute return. The Fund commenced investment operations on May 25, 2012, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality, and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2016 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2016 (Unaudited)

(f) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(g) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Note 3 – Federal Income Taxes
At June 30, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$263,026,436

Gross unrealized appreciation	$10,728,090
Gross unrealized depreciation	(20,587,128)

Net unrealized depreciation on investments	$(9,859,038)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2016 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds*	$-	$180,865,659	$-	$180,865,659
Preferred Stocks*	-	68,275,688	-	68,275,688
Purchased Options Contracts	703,654	-	-	703,654
Short-Term Investments	3,322,397	-	-	3,322,397
Total Assets	$4,026,051	$249,141,347	$-	$253,167,398

Liabilities
Securities Sold Short
Common Stocks*	$90,763,743	$-	$-	$90,763,743
Written Options Contracts	-	257,586	-	257,586
Total Liabilities	$90,763,743	$257,586	$-	$91,021,329

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2016 (Unaudited)

*
All corporate bonds and preferred stocks held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	08/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	08/29/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	08/29/2016